LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2012
Collaborative and License Arrangement Disclosure [Abstract]
Collaborative and License Arrangement Disclosure [Text Block]

6. LICENSE AGREEMENTS

2003 License Agreement with the University of Michigan

In September 2003, Cellectar entered into an exclusive license agreement (the “U. Mich. Agreement”) with the Regents of the University of Michigan, (“U. Mich.”) for the development, manufacture and marketing of products under several composition-of-matter patents in North America that expire at varying dates in 2016.  The U. Mich. Agreement expires upon the expiration of the last covered patent.  The Company is responsible for an annual license fee of $10,000 and is required to pay costs associated with the maintenance of the patents covered by the U. Mich. Agreement.  Additionally, the Company is required to make milestone payments of $50,000 upon the filing of a New Drug Application (“NDA”) for a licensed product intended for use in a therapeutic or diagnostic application (such milestone fees may be deferred and paid within 12 months of the first commercial sale of such products) and make certain milestone payments within a year following the first commercial sale of any licensed products.  The sales milestones range from $100,000 to $200,000, dependent upon whether the drug is for use in a diagnostic or therapeutic application, provided that if sales in the first 12 months are less than the amount of the milestone, then we are required to pay 50% of all sales until the milestone is satisfied. The milestone payments may total up to $400,000. The U. Mich. Agreement provides that the Company pay a royalty equal to 3% of net sales of any licensed products sold by the Company or its sublicensees for such licensed products, provided however if the sublicense fee payable to the Company is between 4% and 5% of net sales, then the royalties payable to U. Mich. Shall be equal to 50% of the sublicense fee.  Furthermore, the U. Mich. Agreement provides for a reduction in the royalties owed by up to 50% if the Company is required to pay royalties to any third parties related to the sale of the licensed products.  If the Company receives any revenue in consideration of rights to the licensed technology that is not based on net sales, excluding any funded research and development, the Company is required to pay U. Mich. 10% of amounts received.  U. Mich. may terminate the agreement if the Company ceases operations, if the Company fails to make any required payment under the agreement, or if the Company otherwise materially breaches the agreement, subject to the applicable notice and cure periods.  To date, the Company has made all payments as they have become due, there have been no defaults under the U. Mich. Agreement, nor has the Company been notified of a default by U. Mich. The Company may terminate the agreement with six months’ notice to U. Mich. and the return of licensed product and related data.  The U. Mich. Agreement contained milestones that required certain development activities to be completed by specified dates. All such development milestones have either been completed or have been removed by subsequent amendment to the agreement.  U. Mich. has provided no warranties as to validity or otherwise with respect to the licensed technology.

The Company paid approximately $2,900 and $600 to U. Mich. for the reimbursement of patent maintenance fees during the years ended December 31, 2012 and 2011, respectively.  As of December 31, 2012 and 2011, all annual license fees have been paid in a timely manner.

Novelos Legacy License Agreements

During 2007, Novelos entered into a Collaboration Agreement with Lee’s Pharmaceutical (HK) Ltd. (“Lee’s Pharm”) whereby Lee’s Pharm obtained an exclusive license to develop, manufacture and commercialize NOV-002 and NOV-205 in China, Hong Kong, Taiwan and Macau.

During 2009, Novelos entered into a collaboration agreement with Mundipharma International Corporation Limited to develop, manufacture and commercialize, on an exclusive basis, Novelos legacy compounds in most of Europe, Asia and Australia.

The Company has suspended development of the products covered by these and does not anticipate that these agreements will have a material effect on its future results of operations, cash flows, and financial position.